Other Financial Assets and Liabilities - Summary of Valuation Gains and Losses on Derivatives Contracts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Valuation gain	₩ 66,305	₩ 57	₩ 109,436
Valuation loss	2,045	209,582	138
Other comprehensive income	21,651	(146,508)	85,483
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain	192	38
Valuation loss			148
Other comprehensive income	(488)	637	(142)
Currency swap [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain	58,912	19	97,158
Valuation loss	2,045	187,468	(10)
Other comprehensive income	22,139	(146,752)	85,479
Currency forwards [member]
Disclosure of detailed information about financial instruments [line items]
Valuation gain	₩ 7,201		12,278
Valuation loss		22,114
Other comprehensive income		₩ (393)	₩ 146